Significant Transactions - Additional information (Detail) - FirstCaribbean International Bank Limited [member] $ in Millions, $ in Millions		3 Months Ended
	Nov. 08, 2019 USD ($)	Jan. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests sold	66.73%
Consideration receivable, gross	$ 797
Cash consideration	$ 200
Ownership interest in subsidiary percentage	24.90%
Cumulative foreign exchange translation gains, net of designated hedges		$ 285
Impairment loss recognised in profit or loss, goodwill			$ 135